Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 10:- SHAREHOLDERS’ EQUITY (DEFICIT)

a.	General:

On June 21, 2020, the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying an additional reverse share split and cancelling the shares’ par value (See Note 1d).

Following the reverse share split and the cancellation of the par value, all Ordinary shares, Convertible Preferred shares, options, convertible loans, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these consolidated financial statements.

b.	Ordinary share capital is composed as follows:

	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with no par value	47,800,000	18,494,739	22,466,000	562,748

c.	Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

d.	Share option plans:

The Company has authorized through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 3,672,094 Ordinary shares. The options granted generally have a three-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2020, 1,019,457 of the Company’s options were available for future grants.

A summary of the status of options to employees under the Company’s option plan as of December 31, 2020 and 2019 and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2020
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	1,217,985	$4.62	$3,411	5.04
Granted	1,064,959	7.08
Exercised	(395)	6.80	1
Forfeited and cancelled	(89,157)	5.99

Outstanding at end of year	2,193,392	$5.72	$9,263	6.58

Exercisable options	1,306,421	$4.78	$6,686	4.63

Vested and expected to vest	2,193,392	$5.72	$9,263	6.58

	Year ended December 31, 2019
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	1,234,955	$4.59	$4,608	5.96
Granted	82,216	8.04
Exercised	(1,523)	4.54	4
Forfeited and cancelled	(97,663)	6.50

Outstanding at end of year	1,217,985	$4.62	$3,411	5.04

Exercisable options	1,108,207	$4.29	$3,406	4.66

Vested and expected to vest	1,217,985	$4.62	$3,406	5.04

The Black-Scholes assumptions used to value the employee options at the grant dates are as follows:

The fair value for options granted to employees during 2020 is estimated at the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions: expected volatility of 74.35%-84.77%, risk free interest rates of 0.23%-1.38%, dividend yield of 0%, and an expected term of 5-6 years.

The fair value for options granted to employees during 2019 is estimated at the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions: expected volatility of 69.8%-76.14%, risk free interest rates of 2.26%-3.13%, dividend yield of 0%, and an expected term of 6-7 years.

The fair value for options granted to employees during 2018 is estimated at the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions: expected volatility of 91.44%-96.87%, risk free interest rates of 3.43%-3.90%, dividend yield of 0%, and an expected term of 6-7 years.

These assumptions and estimates were determined as follows:

o	Fair Value of Ordinary Shares- Prior to the IPO, the fair value was determined by the Company’s board of directors, with input from management and valuation reports prepared by third-party valuation specialists. After the IPO, the fair value of each Ordinary share was based on the closing price of the Company’s publicly traded Ordinary shares as reported on the date of the grant.

o	Risk-Free Interest Rate- The risk-free rate for the expected term of the options is based on the Black-Scholes option pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

o	Expected Term- The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

o	Expected Volatility- As the Company has a short trading history for its Ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

o	Expected Dividend Yield- The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the three years ended December 31, 2020, 2019 and 2018, was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Research and development	1,806	180	239
Marketing and business development	140	90	17
General and administrative	2,631	706	739

Total share-based compensation expense	4,577	976	995

As of December 31, 2020, there were unrecognized compensation costs of $10,071, which are expected to be recognized over a weighted average period of approximately 2.7 years.

The options outstanding as of December 31, 2020 are comprised, as follows:

Exercise price ($)	Options outstanding as of December 31, 2020	Weighted average exercise price ($)	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average exercise price ($)	Weighted average remaining contractual term
			Years			Years

*)0.22	249,561	*)0.22	2.21	249,561	*)0.22	2.21
1.75	107,904	1.75	2.21	107,904	1.75	2.21
3.59	83,503	3.59	2.33	83,503	3.59	2.33
5.07	260,296	5.07	3.36	260,296	5.07	3.36
9.23	200,229	9.23	4.88	200,229	9.23	4.88
3.10	29,947	3.10	5.42	29,947	3.10	5.42
3.93	51,385	3.93	5.98	51,385	3.93	5.98
4.10	20,914	4.10	6.19	20,914	4.10	6.19
4.18	1,195	4.18	6.40	1,195	4.18	6.40
7.70	66,326	7.70	6.84	66,326	7.70	6.84
8.42	7,589	8.42	7.78	5,461	8.42	7.77
8.65	15,035	8.65	7.62	10,940	8.65	7.53
8.02	46,069	8.02	8.30	35,004	8.02	8.32
6.80	58,731	6.80	9.11	14,858	6.80	9.11
6.62	904,608	6.62	9.45	168,898	6.62	9.44
11.04	90,100	11.04	9.86	-	11.04	-

	2,193,392	5.72	6.58	1,306,421	4.78	4.63

*)	The exercise price of the options is denominated in NIS and was translated to U.S. dollars in the table above using the exchange rate as of the issuance date of the options.

e.	Options issued to non-employees:

Outstanding options granted to consultants as of December 31, 2020 were as follows:

Grant date	Options outstanding as of December 31, 2020	Average Exercise price per share	Options exercisable as of December 31, 2020	Exercisable through

March 2013	22,258	$1.76	22,258	March 2023
October 2013	5,719	5.06	5,719	October 2023
June 2014	5,617	5.06	5,617	June 2024
September 2014	5,719	5.06	5,719	September 2024
April 2016	5,975	3.10	5,975	April 2026
December 2016	7,170	3.93	7,170	March 2023
June 2017	197,722	4.10	136,594	June 2027
August 2017	5,617	9.29	5,617	August 2027
November 2017	17,925	7.70	17,925	March 2027
August 2019	71,700	8.18	64,195	August 2029
June 2020	88,430	6.62	-	June 2030

	433,852		276,789